UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      ALLSTATE LIFE INSURANCE COMPANY

Address:   3075 SANDERS ROAD, SUITE G4A
           NORTHBROOK, IL.  60062-7127


Form 13F File Number: 28-01037


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   PAUL SCHUTT
Title:  ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
Phone:  847-402-5169

Signature,  Place,  and  Date  of  Signing:

/s/ PAUL SCHUTT                    NORTHBROOK,IL.                     2/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              43

Form 13F Information Table Value Total:  $      294,425
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-10298             ALLSTATE INVESTMENTS LLC
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------------- -------------- --------- -------- --------------------- ---------- -------- ----------------
                                                                  VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------- -------------- --------- -------- ------------ --- ---- ---------- -------- ---- ------ ----
3M COMPANY 0% 11/21/2032                DEBT           88579YAB7    9,924   11,198,000 PRN      DEFINED    1           X      0    0
AFFILIATED MANAGERS GROU 3.950000%      DEBT           008252AL2   11,095   11,250,000 PRN      DEFINED    1           X      0    0
08/15/2038
ALLEGHENY TECHNOLOGIES 4.250000%        DEBT           01741RAD4   10,608    7,750,000 PRN      DEFINED    1           X      0    0
06/01/2014
ALLERGAN INC 1.500000% 04/01/2026       DEBT           018490AL6   13,815   12,000,000 PRN      DEFINED    1           X      0    0
ALZA CORP 0% 07/28/2020                 DEBT           02261WAB5    9,494   10,250,000 PRN      DEFINED    1           X      0    0
AMGEN INC .375000% 02/01/2013           DEBT           031162AQ3   13,081   13,000,000 PRN      DEFINED    1           X      0    0
ARCHER DANIELS .875000% 02/15/2014      DEBT           039483AW2   13,460   12,850,000 PRN      DEFINED    1           X      0    0
BECKMAN COULTER INC 2.500000%           DEBT           075811AD1   11,450   10,000,000 PRN      DEFINED    1           X      0    0
12/15/2036
BEST BUY 2.250000% 01/15/2022           DEBT           086516AF8    3,589    3,350,000 PRN      DEFINED    1           X      0    0
CAMERON INTL CORP 2.500000% 06/15/2026  DEBT           13342BAB1   16,155   12,000,000 PRN      DEFINED    1           X      0    0
CARNIVAL CORP 2.000000% 04/15/2021      DEBT           143658AN2    9,281    9,000,000 PRN      DEFINED    1           X      0    0
CHESAPEAKE ENERGY CORP 2.250000%        DEBT           165167CB1    1,134    1,500,000 PRN      DEFINED    1           X      0    0
12/15/2038
CMS ENERGY CORP 2.875000% 12/01/2024    DEBT           125896AW0    1,841    1,500,000 PRN      DEFINED    1           X      0    0
COSTCO WHOLESALE CORP 0% 08/19/2017     DEBT           22160QAC6      428      320,000 PRN      DEFINED    1           X      0    0
DANAHER CORP 0% 01/22/2021              DEBT           235851AF9   11,605   10,550,000 PRN      DEFINED    1           X      0    0
DOMINION RES INC VA                     COMMON         25746U109    1,197       30,745 SH       DEFINED    1           X      0    0
DOMINION RESOURCES INC 2.125000%        DEBT           25746UAT6    2,310    2,000,000 PRN      DEFINED    1           X      0    0
12/15/2023
DST SYSTEMS INC 4.125000% 08/15/2023    DEBT           233326AB3    1,566    1,500,000 PRN      DEFINED    1           X      0    0
EMC CORP 1.750000% 12/01/2013           DEBT           268648AM4   14,264   11,400,000 PRN      DEFINED    1           X      0    0
FISHER SCIENTIFIC INTL 3.250000%        DEBT           338032AX3   11,085    8,350,000 PRN      DEFINED    1           X      0    0
03/01/2024
FLUOR CORP 1.500000% 02/15/2024         DEBT           343412AA0      283      175,000 PRN      DEFINED    1           X      0    0
HCC INSURANCE HOLDINGS 1.300000%        DEBT           404132AB8    7,953    6,600,000 PRN      DEFINED    1           X      0    0
04/01/2023
HENRY SCHEIN INC 3.000000% 08/15/2034   DEBT           806407AB8    1,183    1,000,000 PRN      DEFINED    1           X      0    0
HOLOGIC INC 2.000000% 12/15/2037        DEBT           436440AA9      854    1,000,000 PRN      DEFINED    1           X      0    0
INGERSOLL-RAND CO LTD 4.500000%         DEBT           45687AAD4    2,053    1,000,000 PRN      DEFINED    1           X      0    0
04/15/2012
INTEL CORP 2.950000% 12/15/2035         DEBT           458140AD2   13,124   13,600,000 PRN      DEFINED    1           X      0    0
JEFFERIES GROUP INC 3.875000%           DEBT           472319AG7    2,963    3,000,000 PRN      DEFINED    1           X      0    0
11/01/2029
LABORATORY CORP AMERICA HOLDINGS        DEBT           50540RAG7    6,293    6,246,000 PRN      DEFINED    1           X      0    0
LIBERTY MEDIA CORP 3.250000% 03/15/2031 DEBT           530715AR2      595    1,000,000 PRN      DEFINED    1           X      0    0
LIBERTY MEDIA LLC 3.12500% 03/30/2023   DEBT           530718AF2    1,509    1,500,000 PRN      DEFINED    1           X      0    0
MEDTRONIC INC 1.625000% 04/15/2013      DEBT           585055AM8   15,134   14,500,000 PRN      DEFINED    1           X      0    0
MYLAN LABORATORIES INC 1.250000%        DEBT           628530AG2    1,038    1,000,000 PRN      DEFINED    1           X      0    0
03/15/2012
NABORS INDUSTRIES INC .940000%          DEBT           629568AP1   13,196   13,500,000 PRN      DEFINED    1           X      0    0
05/15/2011
NASDAQ STOCK MARKET INC 2.500000%       DEBT           631103AA6    2,344    2,500,000 PRN      DEFINED    1           X      0    0
08/15/2013
OMNICOM GROUP INC 0% 07/01/2038         DEBT           681919AT3   11,299   11,500,000 PRN      DEFINED    1           X      0    0
RAYONIER TRS HOLDINGS IN 3.750000%      DEBT           75508AAB2    4,250    4,000,000 PRN      DEFINED    1           X      0    0
10/15/2012
SCHLUMBERGER LIMITED 2.125000%          DEBT           806857AD0      327      200,000 PRN      DEFINED    1           X      0    0
06/01/2023
SPDR S&P DEP RCPT TRADES AND QUOTES     COMMON         78462F103    2,979       26,729 SH       DEFINED    1           X      0    0
TEVA PHARMACEUT FIN BV 1.750000%        DEBT           88165FAA0    9,121    7,400,000 PRN      DEFINED    1           X      0    0
02/01/2026
TEVA PHARMACEUT FIN LLC .250000%        DEBT           88164RAB3    4,401    2,700,000 PRN      DEFINED    1           X      0    0
02/01/2024
TJX COMPANIES INC                       COMMON         872540109    1,828       50,000 SH       DEFINED    1           X      0    0
TRANSOCEAN INC 1.500000% 12/15/2037     DEBT           893830AV1   14,958   15,500,000 PRN      DEFINED    1           X      0    0
US BANCORP 1.231250% 12/11/2035         DEBT           902973AM8    9,358 9,500,000.00 PRN      DEFINED    1           X      0    0
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